Document and Entity Information	Dec. 10, 2021
Prospectus:
Document Type	497
Document Period End Date	Dec. 10, 2021
Entity Registrant Name	MAINSTAY VP FUNDS TRUST
Entity Central Index Key	0000887340
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 10, 2021
Document Effective Date	Dec. 10, 2021
Prospectus Date	May 01, 2021